Intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 197,026	$ 216,086
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 200,000
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 1,669,445	$ 1,806,812
Finite-Lived Intangible Assets, Remaining Amortization Period	50 years